ACCRUED EXPENSES AND OTHER PAYABLES	3 Months Ended
Jun. 30, 2011
ACCRUED EXPENSES AND OTHER PAYABLES [Text Block]
14.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	June 30,	December 31,
	2011	2010
	(Unaudited)
Due to original stockholder of Longyun for acquisition	$1,545,200	$-
Due to third parties	9,384,205	-
Accrued rental expense and other related costs	1,500,909	1,194,830
Accrued interest expense	398,107	368,866
Payroll and welfare payable	24,462	33,390
Rental deposits from lessees and others	1,192,434	655,484
	$14,045,317	$2,252,570

Due to third parties are non-interest bearing short-term loans for working capital purposes.